SHARE CAPITAL - Disclosure of performance share units plan (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Classes Of Share Capital [Abstract]
Performance share units, outstanding, beginning of year	1,078,000	878,000
Granted	299,900	635,000
Cancelled	(163,000)	(435,000)
Performance share units, outstanding, end of year	1,214,900	1,078,000